Fair Value Measurements (Details) - Schedule of Roll-Forward of Changes for Financial Instruments Measured at Fair Value on a Recurring Basis	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Derivative Liabilities [Member]
Schedule of Roll-Forward of Changes for Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Balance as of beginning	$ 1,389,203
Balance as of ending	2,882,435	1,389,203
Initial fair value of derivative liabilities upon issuance	1,338,727
Loss on change in fair value of derivative liabilities	1,903,025
Extinguishment of derivative liabilities upon conversion or settlement	(1,748,520)	(838,836)
Warrant Liability [Member]
Schedule of Roll-Forward of Changes for Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Balance as of beginning
Balance as of ending	265,100
Fair value of warrant liabilities upon issuance	4,545,700	1,156,300
Gain on change in fair value of warrant liabilities	(1,759,600)	27,900
Extinguishment of warrant liabilities upon exercise of prefunded warrants	$ (2,521,000)	$ (1,184,200)